Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis
As of December 31, 2021 and 2022, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	5,926	—	5,926	—
Short-term investments
Wealth management products	77,010	—	77,010	—
Investment securities
Listed equity securities	19,088	19,088	—	—

Total assets	102,024	19,088	82,936	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	6,254	—	6,254	—
Short-term investments
Wealth management products	71,496	—	71,496	—
Investment securities
Listed equity securities	11,611	11,611	—	—
Other non-current assets
Wealth management products	2,649	—	2,649	—

Total assets	92,010	11,611	80,399	—